Class B, Z, D and E Shares | Small Cap Series
Small Cap Series Summary Section
Investment Goal
The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of each class of the Series.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Class B, Z, D and E Shares Small Cap Series (USD $)	Class B	Class Z	Class D	Class E
Shareholder Fees (paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class B, Z, D and E Shares Small Cap Series	Class B	Class Z	Class D	Class E
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	1.00%	0.75%	0.50%	0.25%
Other Expenses	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fee and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.11%	1.86%	1.61%	1.36%

Example
The Example below is intended to help you compare the cost of investing in shares of each Class of the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Class’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Class B, Z, D and E Shares Small Cap Series (USD $)	Class B	Class Z	Class D	Class E
1 Year	214	189	164	138
3 Years	661	585	508	431
5 Years	1,134	1,006	876	745
10 Years	2,441	2,180	1,911	1,635

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 65% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and other U.S. dollar denominated securities of foreign issuers.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  Small company stocks go down in value or underperform larger company stocks.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The Advisor’s judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its focus on small company stocks. These risks include the following:
  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies. Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series’ investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market counties, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Series’ investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class B, Z, D or E shares were outstanding during the past year; therefore, the bar chart shows changes in the performance of the Class A shares of the Series for each of the last ten calendar years. The Class A shares are not offered in this prospectus. Because the Class B, Z, D and E shares of the Series invest in the same portfolio of securities, returns for these classes will be substantially similar to those of the Class A shares. Performance will be different only to the extent that the Class B, Z, D and E shares have higher expenses. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of a broad-based securities index and the Russell 2000® Index, an unmanaged index of small company stocks, which provides information on the performance of the small cap sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com

Quarterly Returns Highest (quarter ended 06/30/09): 25.88% Lowest (quarter ended 12/31/08): (32.79)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012
Average Annual Total Returns Class B, Z, D and E Shares Small Cap Series	1 Year	5 Years	10 Years	Since Current Activation	Inception Date
CLASS A SHARES	18.66%	(0.35%)	7.08%	7.24%	Apr. 30, 1992
CLASS A SHARES Return After Taxes on Distributions	18.66%	(0.39%)	5.86%	5.38%	Apr. 30, 1992
CLASS A SHARES Return After Taxes on Distributions and Sale of Series Shares	12.13%	(0.31%)	6.00%	5.49%	Apr. 30, 1992
S&P 500 Total Return Index (reflect no deduction for fees, expenses, or taxes)	16.01%	1.68%	7.11%	8.31%	Apr. 30, 1992
Russell 2000® Index (reflect no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%	8.84%	Apr. 30, 1992

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.